SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation

(a)    Foreign currency translation

The presentation currency of the consolidated financial statements is the United States dollar. Where functional currency is different than presentation currency, all revenues, expenses and cash flows for each year are translated into the presentation currency using average rates for the year, or the rates in effect at the date of the transaction for significant transactions. Assets and liabilities are translated using the exchange rate at the end of the year and stockholders’ equity was translated at historical rates. The resulting translation adjustment was recorded as accumulated foreign currency translation adjustment in accumulated other comprehensive income. The functional currency of Neovasc GmbH is euros and the functional currency of Neovasc Medical Ltd and B-Balloon Ltd is Israeli Shekels.  All other functional currencies are United States dollar.

Foreign currency denominated non-monetary assets and liabilities are translated at the historical rates of exchange in effect on the date the asset was acquired or liability incurred. Foreign currency denominated revenues and expenses are translated at the rate of exchange on the date on which such transactions occur. Foreign currency gains or losses arising on the settlement of foreign-currency denominated monetary assets and liabilities are recognized in profit or loss in the year in which they arise.

Financial Instruments

(b)     Financial Instruments

Financial assets and financial liabilities are recognized on the Company’s consolidated statement of financial position when the Company becomes party to the contractual provisions of the instrument. Financial assets are de-recognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred. Financial liabilities are de-recognized when the obligation specified in the contract is discharged, cancelled or expired.

Financial assets

The Company classifies its financial assets as cash and cash equivalents, restricted cash and accounts receivable, and are accounted for, or measured, at amortized cost. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method.

Financial liabilities

The Company classifies its accounts payable and accrued liabilities as other financial liabilities. These financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Company classifies its convertible notes as a financial liability at fair value through profit and loss. The entire instrument is recognized initially at fair value with any subsequent changes in fair value recognized as an unrealized gain or loss in the statement of loss and comprehensive loss. All related transaction costs are expensed as incurred.

Derivative instruments, including derivative instruments embedded in other contracts and instruments designated for hedging activities, are recognized as either asset or liabilities in the statement of financial position and measured at fair value. The Company has not used derivative instruments to hedge exposures to cash flow or foreign currency risks. Any change in the fair value of a derivative or an embedded derivative not designated as a hedging instrument is recognized as an unrealized gain or loss in the statement of loss and comprehensive loss.

Cash and cash equivalents	(c) Cash and cash equivalents Cash and cash equivalents include cash on hand and short-term, highly liquid investments that are readily convertible to known amounts of cash within 90 days of purchase.
Restricted cash

(d)     Restricted cash

Restricted cash represents secured cash that cannot be accessed by the Company without prior authorization from parties not related to the Company. Restricted cash is disclosed separately as part of other non-current assets.

Inventory

(e)     Inventory

Inventory is valued at the lower of cost and net realizable value for finished goods, work in progress and raw materials. Cost is determined on a first-in, first-out basis. Cost of finished goods and work in progress includes direct material and labor costs and an allocation of manufacturing overhead and applicable shipping and handling costs. In determining net realizable value, the Company considers factors such as obsolescence, future demand for inventory and contractual arrangements with customers.

Property and equipment

(f)     Property and equipment

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. As no finite useful life for land can be determined, related carrying amounts are not depreciated. Depreciation of property and equipment is recognized in profit or loss over the estimated useful lives using the following rates and methods:

Building	4% declining balance
Leasehold improvements	amortized over the life of the lease
Production & development equipment	30% declining balance
Computer hardware	30% declining balance
Computer software	100% declining balance
Office equipment	20% declining balance

Gains or losses arising on the disposal of property and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss.

Impairment of assets

(g)     Impairment of assets

Financial instruments

The Company uses the expected credit loss (“ECL”) model for calculating impairment of financial assets and recognizes expected credit losses as loss allowances for assets measured at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, which is determined based on historical information, external indicators, and forward-looking information through use of a provision matrix.

For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the assets.

3.     SIGNIFICANT ACCOUNTING POLICIES (continued)

(g)     Impairment of assets (continued)

Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, if it is not possible to estimate the recoverable amount of an individual asset, the asset is included in the cash-generating unit to which it belongs and the recoverable amount of the cash-generating unit is estimated. As a result, some assets are tested individually for impairment and some are tested at the cash-generating unit level. A cash-generating unit is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the unit on a pro-rata basis.

Contingent Liabilities and Provisions

(h)     Contingent Liabilities and Provisions

Provisions for product warranties, legal disputes, onerous contracts or other claims are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Company and amounts can be estimated reliably. No liability is recognized if an outflow of economic resources as a result of present obligations is not probable. Such situations are disclosed as contingent liabilities unless the outflow of resources is remote.

Employee benefits

(i)     Employee benefits

The Company provides short-term employee benefits and post-employment benefits to current employees. The short-term employee benefits include wages, salaries, social security contributions, paid annual leave, paid sick leave and medical care. Short-term employee benefits obligations are measured on an undiscounted basis and are expensed as the related service is provided.

The Company provides post-employment benefits through defined contribution plans, including contributions to the Canadian Pension Plan and individual Registered Retirement Savings Plans of qualified employees. Contributions to defined contribution pension plans are recognized as an employee benefit expense in the years during which services are rendered by employees.

Revenue recognition

(j)     Revenue recognition

The Company earns revenue from one source: the Reducer.

In accordance with IFRS 15 - Revenue from Contracts with Customers, the Company follows a 5-step process to determine whether to recognize revenue:

1. Identifying the contract with a customer

2. Identifying the performance obligations

3. Determining the transaction price

4. Allocating the transaction price to performance obligations

5. Recognizing revenue when/as performance obligation(s) are satisfied

The Company enters into customer contracts to supply Reducer(s). The contact is then assessed to determine whether it contains a single combined performance obligation or multiple performance obligations. The stand-alone selling price is determined based on the agreed upon list prices at which the Company sells the Reducer in separate transactions. The transaction price is documented on the contract or purchase order and agreed to by the customer. Payment terms with customers vary by country and contract.

Revenue from customer contracts is recognized when control of the Reducer is transferred to the customer. This criterion is met upon shipment at shipping point.

Research and development

(k)     Research and development

The Company is engaged in research and development. Research costs are expensed as incurred. Development costs are expensed in the year incurred, unless they meet the criteria for capitalization. The criteria include that development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditure is recognized in profit or loss as incurred. Management reviews the applicable criteria on a regular basis and if the criteria are no longer met, any remaining unamortized balance is written off as a charge to profit or loss. Research and development costs are reduced by any scientific research and experimental development tax credits to which the Company is entitled.

Interest income and interest expense

(l)     Interest income and interest expense

Interest income comprises interest income from high interest savings accounts and guaranteed investment certificates. Interest income is recognized in profit or loss, using the effective interest method.

Income taxes

(m)     Income taxes

Tax expense represents current tax and deferred tax. Tax is recognized in profit or loss except to the extent it relates to items recognized in other comprehensive income or directly in equity. Current tax is based on the taxable profits for the year and is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

3.     SIGNIFICANT ACCOUNTING POLICIES (continued)

(m)     Income taxes (continued)

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their respective carrying amounts in the consolidated financial statements. However, deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither the accounting profit nor taxable profit. Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized. Deferred tax assets and liabilities are offset when the Company has a right and intention to offset tax assets and liabilities from the same taxation authority.

Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the reporting date and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability settled.

Equity

(n)     Equity

Share capital represents the value of shares that have been issued. Any transaction costs associated with the issuing of shares are deducted from share capital.

From time to time the Company may issue units consisting of common shares and common share purchase warrants. The Company estimates the fair value of the common shares based on their market price on the date of the issuance of the units. The residual difference, if any, between the unit price and the fair value of each common share represents the fair value attributable to each warrant. Any transaction costs associated with the issuance of units would be apportioned between the common shares and warrants based on their relative fair values.

Professional, consulting, regulatory fees and other costs that are directly attributable to financing transactions are deferred until such time as the transactions are completed. Share issue costs are charged to share capital when the related shares are issued. Costs relating to financing transactions that are abandoned are charged to profit and loss.

Contributed surplus includes the fair value of vested stock options and share units (see Note 3(o)).

Deficit includes all current and prior year losses.

Share-based payments

(o)     Share-based payments

The Company has an equity-settled share-based stock option plan. The Company grants stock options to buy Common Shares of the Company to directors, officers, employees and consultants (see Note 18 (b)).

The fair value of the stock options awarded to employees, directors, officers and service providers is measured at grant date, using the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s Common Shares, based on historic market price volatility, and an expected life of the options. The fair value of the options is recognized as an employee expense, with a corresponding increase in equity, over the year that the employees unconditionally become entitled to the options. The amount recognized as expense is adjusted to reflect the number of stock options expected to vest.

For stock options with non-vesting conditions, the grant date fair value of the options is recognized to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

The Company uses a fair value-based method of accounting for restricted share units (“RSUs”) which are assumed to settle on an equity basis. The Company grants restricted share units to the Company’s directors, officers, employees and consultants (see Note 18(c)).

The fair value of the RSUs awarded to employees, directors, officers and service providers is measured at issuance date, using the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s Common Shares, based on historic market price volatility, and an expected life of the restricted share units. The cost is recorded over the vesting period of the award to the same expense category of the award’s recipients compensation costs and the corresponding entry is recorded in equity.

Loss per share

(p)     Loss per share

Loss per share is computed using the weighted average number of Common Shares outstanding during the year. Diluted loss per share is computed using the treasury stock method and weighted average number of Common Shares outstanding during the year for the effects of all potentially dilutive shares.

Operating segment	(q) Operating segment The Company operates its business in one segment. The Company reports information about revenues from customers for the Reducer, from geographical areas, and from major customers.
Government assistance and government grants

(r)     Government assistance and government grants

Government grants are recognized when there is a reasonable assurance that the grant will be received and that the Company will comply with all conditions related to the grant. A grant without specified future performance conditions is recognized in income when the grant proceeds are receivable. A grant that imposes specified future performance conditions is recognized in income when those conditions are met. Government grants related to current expenses are recognized as income over the period necessary to match them with the related expenses, for which they are intended to compensate, on a systematic basis. Government grants related to specific projects are recognized as income over the period necessary to match them with the related project costs, for which they are intended to compensate, on a systematic basis. Government grants in the form of forgivable loans are treated as a government grant when there is reasonable assurance that the entity will meet the terms for forgiveness of the loan. Government grants received before the income recognition criteria are satisfied are presented as a liability in the statement of financial position. Government refundable advances provided to the Company to finance research and development activities on a risk-sharing basis are considered part of the Company’s operating activities and are therefore presented as cash flows from operating activities in the statement of cash flows. (see Note 25)

Changes to accounting standards

(s)     Changes to accounting standards

Accounting standard issued and effective January 1, 2019

IFRS 16 - Leases

IFRS 16 ‘Leases’ replaces IAS 17 ‘Leases’ along with three Interpretations (IFRIC 4 ‘Determining whether an Arrangement contains a Lease’, SIC 15 ‘Operating Leases-Incentives’ and SIC 27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’). The new Standard has been applied using the modified retrospective approach, with the cumulative effect of adopting IFRS 16 being recognized in equity as an adjustment to the opening balance of retained earnings for the current period. Prior periods have not been restated.

For contracts in place at the date of initial application, the Company has elected to apply the definition of a lease from IAS 17 and IFRIC 4 and has not applied IFRS 16 to arrangements that were previously not identified as lease under IAS 17 and IFRIC 4.

The Company has elected to include initial direct costs in the measurement of the right-of-use asset for operating leases in existence at the date of initial application of IFRS 16, being January 1, 2019.

At this date, the Company has also elected to measure the right-of-use assets at an amount equal to the lease liability adjusted for any prepaid or accrued lease payments that existed at the date of transition.

The Company performed an impairment review on the right-of-use assets at the date of initial application.

On transition, for leases previously accounted for as operating leases with a remaining lease term of less than 12 months and for leases of low-value assets, the Company has applied the optional exemptions to not recognize right-of-use assets but to account for the lease expense on a straight-line basis over the remaining lease term.

On transition to IFRS 16 the weighted average incremental borrowing rate applied to lease liabilities recognized under IFRS 16 was 10%.

The Company has benefited from the use of hindsight for determining the lease term when considering options to extend and terminate leases.

3.     SIGNIFICANT ACCOUNTING POLICIES (continued)

(s)     Changes to accounting standards (continued)

For any new contracts entered into on or after January 1, 2019, the Company considers whether a contract is, or contains a lease. A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’. To apply this definition the Company assesses whether the contract meets three key evaluations which are whether:

a.	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Company.
b.	the Company has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract.
c.	the Company has the right to direct the use of the identified asset throughout the period of use. The Company assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

Measurement and recognition of leases as a lessee

At the lease commencement date, the Company recognizes a right-of-use asset and a lease liability on the statement of financial position.

The Company depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Company also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available. If the interest rate implicit in the lease is not readily available, the Company discounts using the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in-substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments. When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or profit and loss if the right-of-use asset is already reduced to zero.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

On the statement of financial position, right-of-use assets have been included under non-current assets and lease liabilities have been included under current and non-current liabilities.

3.     SIGNIFICANT ACCOUNTING POLICIES (continued)

(s)     Changes to accounting standards (continued)

Amendments effective January 1, 2022

IAS 37 – Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts and the Cost of Fulfilling a Contract

The amendment specifies that ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendment is effective for annual periods beginning on or after January 1, 2022 with early application permitted. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

Amendments effective January 1, 2023

IAS 1 – Presentation of Financial Statements: Classification of Liabilities as Current or Non-current

The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.